UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2012

Date of reporting period: SEPTEMBER 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (51.25%)
Bank Debt (36.25%) (1)
Aerospace Product and Parts Manufacturing (0.67%)
Hawker Beechcraft, Inc., DIP Term Loan, LIBOR + 8%, 1.75% LIBOR Floor, due 12/15/12	$793,729	$807,533	0.12%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%,
due 3/26/14 (2)	$104,522	68,462	0.01%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan,
LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (2)	$1,836,286	1,314,670	0.20%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%,
due 3/26/14 (2)	$3,429,908	2,246,590	0.34%
Total Aerospace Product and Parts Manufacturing		4,437,255

Alumina and Aluminum Production and Processing (5.85%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (3)	$63,294,168	24,811,314	3.80%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (3)	$1,211,983	1,211,983	0.19%
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (3)	$12,117,512	12,117,512	1.86%
Total Alumina and Aluminum Production and Processing		38,140,809

Business Support Services (4.01%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$27,298,921	26,206,964	4.01%

Communications Equipment Manufacturing (2.88%)
Dialogic Corporation, Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (3)	$21,281,372	18,834,014	2.88%

Electronic Shopping and Mail-Order Houses (1.62%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$10,495,492	10,579,456	1.62%

Iron and Steel Mills and Ferroalloy Manufacturing (1.58%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%, 1.25% LIBOR Floor,
due 9/20/14	$10,188,124	10,290,005	1.58%

General Freight Trucking (1.39%)
YRCW Receivables, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 9.75%,
1.5% LIBOR Floor, due 9/30/14	$9,138,605	9,052,977	1.39%

Other Financial Investment Activities (1.60%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$15,698,578	10,439,554	1.60%

Plastics Product Manufacturing (5.90%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13 (4)	$26,908,097	15,875,777	2.43%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (4)	$21,945,702	21,945,702	3.36%
WinCup, Inc., Equipment Finance Loan, LIBOR +14.5% PIK, due 4/23/14 (4)	$750,717	750,717	0.11%
Total Plastics Product Manufacturing		38,572,196

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (1.24%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (3)	$8,855,882	$8,116,416	1.24%

Scheduled Air Transportation (1.94%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (4)	$5,519,425	6,187,276	0.95%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (4)	$5,708,380	6,479,011	0.99%
Total Scheduled Air Transportation		12,666,287

Semiconductor and Other Electronic Component Manufacturing (5.46%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor,
due 9/29/15	$31,918,505	31,918,505	4.89%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,691,972	3,691,972	0.57%
Total Semiconductor and Other Electronic Component Manufacturing		35,610,477

Wired Telecommunications Carriers (2.11%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%,
due 8/9/15 - (Bulgaria) (5)	€279,101	215,354	0.03%
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
EURIBOR + 8.9%, due 10/9/12 - (Canada)	$6,788,468	6,703,612	1.03%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%,
2% LIBOR Floor, due 4/15/15 (3)	$3,091,665	3,087,800	0.47%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%,
due 8/9/16 - (Netherlands) (5)	€3,469,261	2,676,882	0.41%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17 - (Netherlands) (2), (5)	€7,414,313	1,096,503	0.17%
Total Wired Telecommunications Carriers		13,780,151

Total Bank Debt (Cost $288,565,492)		236,726,561

Other Corporate Debt Securities (15.00%)
Aerospace Product and Parts Manufacturing (0.38%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$10,434,000	1,917,248	0.29%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$3,047,000	559,886	0.09%
Total Aerospace Product and Parts Manufacturing		2,477,134

Gaming Industries (2.19%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$21,538,000	14,281,503	2.19%

Home Furnishings Stores (0.06%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$6,591,000	444,893	0.06%

Metal and Mineral Merchant Wholesalers (2.89%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$17,552,000	18,868,400	2.89%

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Nonferrous Metal Production and Processing (3.96%)
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK,
due 4/15/15 (3), (6)	$15,000,000	$15,825,000	2.42%
International Wire Group Holdings, Inc., Senior Secured Notes, 8.5%, due 10/15/17 (3), (6)	$10,000,000	10,037,500	1.54%
Total Nonferrous Metal Production and Processing		25,862,500

Oil and Gas Extraction (2.33%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,881,000	832,972	0.13%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (4), (6)	$13,340,000	14,340,500	2.20%
Total Oil and Gas Extraction		15,173,472

Plastics Product Manufacturing (0.01%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (3), (6)	$16,527,000	71,066	0.01%

Radio and Television Broadcasting (0.78%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (144A) (6)	$5,376,000	5,080,320	0.78%

Specialty Hospitals (2.30%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$20,258,000	14,990,920	2.30%

Wired Telecommunications Carriers (0.10%)
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (2), (5), (6)	$35,215,978	679,316	0.10%

Total Other Corporate Debt Securities (Cost $171,986,582)		97,929,524

Total Debt Investments (Cost $460,552,074)		334,656,085

Equity Securities (31.45%)
Activities Related to Credit Intermediation (13.59%)
Online Resources Corporation, Common Stock (2), (3)	1,302,445	3,816,164	0.58%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (3), (6)	52,744,807	84,971,884	13.01%
Total Activities Related to Credit Intermediation		88,788,048

Alumina and Aluminum Production and Processing (0.28%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (6)	90	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (6)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (3), (6)	90	23,716	-
Revere Leasing, LLC, Class B Units (2), (3), (6)	6,940	1,830,410	0.28%
Total Alumina and Aluminum Production and Processing		1,854,126

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (2), (6)	369	1,476	-

Business Support Services (0.05%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	112,648	328,932	0.05%

Communications Equipment Manufacturing (8.16%)
Dialogic, Inc., Common Stock (2), (3), (6)	2,647,822	6,672,511	1.02%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	1,181,484	1,617,812	0.25%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	276,043	7,396,061	1.13%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates
- (Luxembourg) (3), (5), (6)	27,328,261	37,642,007	5.76%
Total Communications Equipment Manufacturing		53,328,391

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.84%)
GXS Holdings, Inc., Common Stock (2), (6)	1,162,264	$116	-
GXS Holdings, Inc., Series A Preferred Stock (2), (6)	22,038	5,529,884	0.84%
Total Data Processing, Hosting, and Related Services		5,530,000

Depository Credit Intermediation (0.27%)
Doral Financial Corporation, Common Stock (2)	1,849,598	1,739,917	0.27%

Electric Power Generation, Transmission, and Distribution (0.11%)
La Paloma Generating Company, Residual Bank Debt Claim (2), (6)	2,645,152	74,064	0.01%
Mach Gen, LLC, Common Units (2), (6)	8,012	660,990	0.10%
Total Electric Power Generation, Transmission, and Distribution		735,054

Electronic Shopping and Mail-Order Houses (0.17%)
Shop Holding, LLC, Class A Units (2), (6)	415,477	846,989	0.13%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	276,985	287,708	0.04%
Total Electronic Shopping and Mail-Order Houses		1,134,697

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	48	26,852	-

Oil and Gas Extraction (0.89%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (6)	303	5,786,228	0.89%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (2), (6)	5,080	23,724	-
Bally Total Fitness Holding Corporation, Warrants (2), (6)	9,162	1	-
Total Other Amusement and Recreation Industries		23,725

Other Electrical Equipment and Component Manufacturing (1.17%)
EPMC HoldCo, LLC, Membership Units (4), (6)	2,561,000	7,606,170	1.17%

Other Financial Investment Activities (0.03%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	233,889	175,416	0.03%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	73,517,938	-	-

Radio and Television Broadcasting (0.00%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (3), (6)	3,574,750	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (3), (6)	1,131,531	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (3), (6)	1,232,883	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (3), (6)	706,660	-	-
Total Radio and Television Broadcasting		-

Scheduled Air Transportation (1.22%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (4), (6)	405	4,006,452	0.61%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (4), (6)	393	3,991,469	0.61%
Total Scheduled Air Transportation		7,997,921

Semiconductor and Other Electronic Component Manufacturing (0.70%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	4,550,676	4,550,676	0.70%

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (3.97%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	183,893	$3,260,423	0.50%
Integra Telecom, Inc., Common Stock (2), (3), (6)	5,728,661	22,639,929	3.47%
Integra Telecom, Inc., Warrants (2), (3), (6)	2,272,561	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (2), (5), (6)	4,215,000	-	-
Total Wired Telecommunications Carriers		25,900,352

Total Equity Securities (Cost $321,985,111)		205,507,981

Total Investments (Cost $782,718,092) (7)		540,164,066

Cash and Cash Equivalents (17.30%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.09%,
Collateralized by Federal Home Loan Bank Bonds	$25,000,000	25,000,000	3.83%
Union Bank of California, Commercial Paper, 0.10%, due 7/2/12	$25,000,000	25,000,000	3.83%
General Electric Capital Corporation, Commercial Paper, 0.06%, due 10/15/12	$24,000,000	23,999,440	3.67%
Cash Denominated in Foreign Currencies	€244,778	314,837	0.05%
Cash Held on Account at Various Institutions (8)	$38,594,707	38,594,707	5.92%
Total Cash and Cash Equivalents		112,908,984

Total Cash and Investments		$653,073,050	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing security.

(3)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(6)	Restricted security.

(7)	Includes investments with an aggregate market value of $9,366,164 that have been segregated to collateralize certain unfunded commitments.

(8)	Includes $151,000 posted as collateral against swaps.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $86,122,863 and $107,870,843, respectively for the nine months ended September 30, 2012. Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on debt investments. The total value of restricted securities and bank debt as of September 30, 2012 was $474,563,001, or 72.71% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $785,352,551. Net unrealized depreciation aggregated $245,108,247, of which $94,718,506 related to appreciated investments and $339,826,753 related to depreciated investments.

Derivative instruments at September 30, 2012 were as follows:

	Contracts or
Instrument	Notional Amount	Fair Value

Call Options on Light Crude Oil Futures, $110, Expiring 11/13/12	328,000	$121,360
Call Options Written on Light Crude Oil Futures, $150, Expiring 11/13/12	(328,000)	(9,840)
Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expiring 2/5/13	$3,094,272	(31,283)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2012, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$14,281,503	$15,489,015

2	Other observable market inputs*	16,793,386	82,897,639	5,786,228
3	Independent third-party pricing sources that employ significant unobservable inputs	215,220,798	679,316	172,171,820
3	Internal valuations with significant unobservable inputs	4,903,955	71,066	12,060,918
Total		$236,726,561	$97,929,524	$205,507,981

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$238,262,726	$2,282,171	$190,535,654
Net realized and unrealized gains (losses)	(4,125,649)	(1,602,855)	(5,737,526)
Acquisitions	42,889,985	11,615,800	2,047,473
Dispositions	(73,409,517)	(11,615,800)	(14,673,781)
Transfers into Level 3†	2,390,949	-	-
Ending balance	$215,220,798	$679,316	$172,171,820

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(3,112,416)	$(1,602,855)	$(5,058,114)

† Comprised of one investment that transferred into Level 3 due to reduced trading volumes.

Changes in investments categorized as Level 3 during the nine months ended September 30, 2012 were as follows:

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$4,765,711	$231,378	$14,596,765
Net realized and unrealized gains (losses)	-	(160,312)	(408,309)
Acquisitions	212,573	-	-
Dispositions	-	-	(2,201,867)
Reclassifications within Level 3‡	(74,329)	-	74,329
Ending balance	$4,903,955	$71,066	$12,060,918

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$(160,312)	$(408,309)

‡ Comprised of claims in the liquidation of a portfolio company that were reclassified to equity.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended September 30, 2012 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$28,389,850	$1,617,460	$-	$18,834,014	$1,666,954
Dialogic, Inc., Common Stock	1,727,413	11,654,520	-	6,672,511	-
Dialogic, Inc., Warrants to Purchase Common Stock	-	-	-	1,617,812	-
EPMC HoldCo, LLC, Membership Units	10,269,610	-	-	7,606,170	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	15,527,058	-	-	7,396,061	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	36,360,511	-	-	37,642,007	25,481
Integra Telecom, Inc., Common Stock	24,113,034	-	-	22,639,929	-
Integra Telecom, Inc., Warrants	-	-	-	-	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	2,653,271	7,465	(23,721)	3,087,800	218,759
International Wire Group Holdings, Inc., Common Stock	9,681,813	-	(9,556,991)	-	-
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK, due 4/15/15	15,150,000	-	-	15,825,000	1,293,750
International Wire Group Holdings, Inc., Senior Notes, 8.5%, due 10/15/17	-	10,000,000	-	10,037,500	-
Online Resources Corporation, Common Stock	3,151,917	-	-	3,816,164	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	80,013,872	-	-	84,971,884	-
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	231,378	-	-	71,066	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	30,381,201	18,029	-	24,811,314	447
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	1,211,983	-	-	1,211,983	81,660
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	1,802
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	8,528,296	2,424,391	-	12,117,512	711,478
Revere Leasing, LLC, Class A Units	24,732	-	(904)	23,716	-
Revere Leasing, LLC, Class B Units	1,908,792	-	(78,405)	1,830,410	-
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	5,469,756	1,340,850	-	8,116,416	897,764
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13	9,210,158	1,948,319	-	15,875,777	1,949,943
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	7,026,323	-	(707,788)	6,187,276	542,333
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	7,274,891	-	(686,410)	6,479,011	550,841
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	3,187,390	706,788	(709,041)	4,006,452	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	3,090,296	686,410	(696,767)	3,991,469	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	17,954,987	3,990,716	-	21,945,702	2,274,819
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 4/23/13	-	750,716	-	750,717	48,386
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	11,755,208	-	-	14,340,500	1,257,758
Woodbine Intermediate Holdings, LLC, Membership Units	2,118,392	-	-	5,786,228	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2012 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$37,898,809
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
GXS Holdings, Inc., Common Stock	3/28/08	1,615,439
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	64,618
Hawkeye Renewables, LLC, Class C Units	6/18/10	2,693,398
La Paloma Generating Company, Residual Bank Debt Claim	2/2/05	2,535,279
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (144A)	Various 2012	4,600,033
Mach Gen, LLC, Common Units	Various 2005	1,442,223
Marsico Holdings, LLC, Common Interest Units	9/10/2012	239,429
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	5,780,030
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/27/07	44,892,137
Precision Holdings, LLC, Class C Membership Interests	Various 2010	2,010
Shop Holding, LLC, Class A Units	6/2/11	392,194
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,541,768
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079

ITEM 2.	CONTROLS AND PROCEDURES.

(a)             The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2012

By: /s/ Paul L. Davis

Name: Paul L. Davis
Title: Chief Financial Officer
Date: November 29, 2012